COMMON STOCK WARRANTS (Details)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility			305.00% [1]
Contractual term	4 months 24 days	6 months	5 years
Risk-free investment rate			1.65%
Dividend yield	0.00%	0.00%	0.00%

[1]	The Company has three years of trading history that was utilized in computing the annualized volatility as of the date of issuance.